Other Current Assets (Tables)	6 Months Ended
Jun. 30, 2025
Other Current Assets
Schedule of other current assets

	At June 30,	At December 31,
	2025	2024
Tax receivables	$22.8	$8.1
Prepaid expenses	2.3	2.5
Debt issue costs	0.4	0.4
	$25.5	$11.0